April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.7%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$15,340	$ 16,129,616
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	6,955	6,992,562
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,960	4,319,083
Huntsville Public Building Authority, RB, 5.00%, 02/01/47	5,000	5,148,509
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	6,575	6,830,880
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	2,620	2,683,966
Series B, 5.00%, 01/01/54	9,000	9,349,485
		51,454,101
Arizona(b) — 1.1%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39	810	715,623
5.00%, 07/01/54	945	799,810
Series A, 5.00%, 07/01/49	1,675	1,460,231
Series A, 5.00%, 07/01/54	1,290	1,090,722
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52	1,620	1,499,946
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54	855	775,091
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53	2,500	2,520,404
		8,861,827
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	4,100	3,613,092
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,438,837
		5,051,929
California — 11.5%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,005,724
Sustainability Bonds, 5.50%, 10/01/54	4,970	5,349,269
Series G, Sustainability Bonds, 5.00%, 11/01/55	6,125	6,293,316
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,217,697
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	3,900	3,750,994
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	1,630	1,751,396
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,485	3,643,263
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	260	256,929
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,119,859
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,530,298
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(d)	3,975	3,774,611
Security	Par (000)	Value
California (continued)
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	$7,620	$ 4,286,470
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,139,019
0.00%, 08/01/36	10,000	6,368,985
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,802,754
Series C, Election 2004, 0.00%, 08/01/38	12,940	7,333,335
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,817,516
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,117,043
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,015
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	3,830	3,471,170
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	3,856,287
		88,895,950
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,448,007
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,542,566
5.25%, 11/01/52	2,750	2,824,497
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,556,167
		12,371,237
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,620	2,802,127
District of Columbia — 0.4%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/49	1,430	1,453,570
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,717,972
		3,171,542
Florida — 12.5%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,458,489
Series A, 5.00%, 06/01/55	1,475	1,138,097
Series A, 5.50%, 06/01/57	500	414,404
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	4,655,256
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/47	3,930	3,983,612
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	4,704,303
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/47	3,655	3,560,666
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	2,290	1,132,432
Series A, 0.00%, 09/01/42	1,150	508,038
Series A, 0.00%, 09/01/45	2,000	738,479

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	$5,000	$ 4,539,197
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	7,500	7,765,359
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	2,865	2,866,088
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	5,980	6,059,122
Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	2,940,022
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	12,670	12,906,528
(AGM), 5.75%, 09/01/54	1,400	1,486,340
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,098,833
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(e)(f)	617	163,792
AMT, 5.00%, 05/01/29	1,500	1,515,135
Greater Orlando Aviation Authority, ARB
Series A, AMT, 5.00%, 10/01/34	5,060	5,165,790
Sub-Series A, AMT, 5.00%, 10/01/42	4,310	4,322,108
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/47	2,500	2,487,567
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 5.25%, 11/15/49	715	749,856
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	504,318
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	705	730,096
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	719,595
Seminole Improvement District, RB
5.00%, 10/01/32	230	229,083
5.30%, 10/01/37	260	255,336
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	763,603
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,645	1,688,460
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	720	720,856
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	577,895
4.13%, 05/01/38	630	563,753
		96,112,508
Georgia — 1.9%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	425,250
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/43	1,105	1,112,538
Series A, 5.00%, 06/01/53(a)	4,195	4,332,232
Series B, 5.00%, 07/01/53(a)	2,915	3,034,341
Series C, 5.00%, 09/01/53(a)	2,445	2,550,674
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,129,073
		14,584,108
Security	Par (000)	Value
Hawaii — 1.2%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.25%, 07/01/51	$5,140	$ 5,233,713
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,004,271
AMT, 5.00%, 08/01/28	1,775	1,776,331
		9,014,315
Idaho — 1.0%
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	7,250	7,652,703
Illinois — 8.8%
Chicago Board of Education, GO, Series A, 5.00%, 12/01/40	1,270	1,237,516
Chicago Board of Education, Refunding GO, Series B, 5.00%, 12/01/36	1,300	1,291,640
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,919,949
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,400,712
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	4,565	4,598,230
Illinois Finance Authority, Refunding RB, 4.00%, 08/15/41	1,750	1,614,599
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	2,625	2,817,325
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	13,543,044
Series A, (NPFGC), 0.00%, 12/15/34	41,880	27,097,647
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	3,677,413
State of Illinois, GO, Series B, 5.25%, 05/01/43	1,640	1,691,805
		67,889,880
Indiana — 0.4%
Avon Community School Building Corp., RB, 5.50%, 01/15/43	1,500	1,620,671
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,776,089
		3,396,760
Kentucky — 3.7%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	430,920
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	11,055	11,683,537
Series B, 5.00%, 01/01/55	6,320	6,612,590
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.60%, 07/01/39(d)	8,225	9,391,537
		28,118,584
Louisiana — 0.9%
City of Lafayette Louisiana Utilities Revenue, RB, (AGC), 5.00%, 11/01/49	1,195	1,220,389
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	4,010	3,987,743
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	2,020	2,099,746
		7,307,878
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 0.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	$2,815	$ 2,437,453
Massachusetts — 2.0%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	5,000	5,149,415
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	9,720	9,229,883
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,080	1,007,055
		15,386,353
Michigan — 5.3%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,637,778
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	2,335	2,380,982
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,855	1,652,711
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,549,113
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53(b)	4,150	4,318,018
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	10,000	10,175,540
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,877,649
AMT, 5.00%, 12/31/43	7,940	7,939,989
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,284,008
		40,815,788
Minnesota — 0.4%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,850	2,989,052
Nebraska — 1.0%
Nebraska Investment Finance Authority, RB, S/F Housing
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,777,932
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/49	5,835	5,661,612
		7,439,544
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	365	324,791
4.00%, 06/01/44	975	818,693
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,578,329
		2,721,813
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	1,199	1,138,553
New Hampshire Business Finance Authority, RB, M/F Housing, Class B, 5.75%, 04/28/42	1,540	1,552,029
		2,690,582
New Jersey — 8.2%
New Jersey Economic Development Authority, RB
Series WW, 5.00%, 06/15/25(g)	3,205	3,211,105
Series WW, 5.25%, 06/15/25(g)	500	501,093
AMT, 5.13%, 01/01/34	1,930	1,930,304
Security	Par (000)	Value
New Jersey (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, 5.38%, 01/01/43	$4,920	$ 4,921,604
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,791,796
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,010,939
Series BB, 5.00%, 06/15/46	5,825	5,932,118
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	8,383,523
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	6,464,185
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	10,618,303
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,265	5,588,062
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	7,310	7,264,103
Series A, 5.25%, 06/01/46	545	547,370
Sub-Series B, 5.00%, 06/01/46	2,330	2,230,761
		63,395,266
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	404,362
New York — 13.8%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,671,122
Series -G-1, 5.25%, 02/01/53	660	695,901
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,058,138
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	1,700	1,806,072
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	3,825	3,625,617
Series DD, 4.13%, 06/15/47	4,650	4,362,184
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	2,500	2,585,852
Series D-1, 5.25%, 11/01/48	5,000	5,250,661
Series E-1, 4.00%, 02/01/42	3,325	3,171,433
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	7,532,034
Series C-1, Subordinate, 4.00%, 02/01/43	6,355	5,965,922
New York City Transitional Finance Authority, RB
Series H-1, 5.00%, 11/01/50	5,000	5,148,616
Series C-S, Subordinate, 5.00%, 05/01/50	8,410	8,636,677
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,055	3,036,017
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	4,932,846
New York State Dormitory Authority, Refunding RB, Series E, 4.00%, 03/15/46	1,825	1,667,366
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,555	1,611,253
Series A, AMT, 5.25%, 01/01/50	2,360	2,330,186
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,275	3,320,754
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,945	2,920,496
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	6,800	6,848,892
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,950	3,982,510

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	$3,000	$ 2,640,944
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,582,581
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,083,428
Series A, 5.25%, 05/15/52	1,325	1,380,974
Triborough Bridge & Tunnel Authority, RB, 5.25%, 12/01/48	5,125	5,403,555
		106,252,031
North Dakota — 1.2%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	3,030	2,953,468
Series C, Sustainability Bonds, 4.75%, 07/01/49	6,245	6,145,695
		9,099,163
Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,970	6,000,629
Columbus Regional Airport Authority, Refunding ARB, AMT, 5.50%, 01/01/55	20,000	20,775,995
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,510,456
		31,287,080
Oklahoma — 0.3%
Oklahoma Turnpike Authority, RB, Series A, 5.25%, 01/01/50	2,000	2,139,286
Oregon — 0.8%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,476,843
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	4,800	5,013,330
		6,490,173
Pennsylvania — 9.2%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	814,949
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	335,182
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/42	6,325	6,364,461
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGC), 5.25%, 09/01/49	2,395	2,507,534
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	446,739
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	13,560	13,355,021
AMT, 5.75%, 06/30/48	1,645	1,691,819
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	1,675	1,730,159
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	9,205	9,924,486
Series 148A, Sustainability Bonds, 4.75%, 10/01/50	10,000	9,955,714
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, RB, Series B, 5.00%, 12/01/43	5,000	5,080,571
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	$4,740	$ 4,763,013
Series C, 5.25%, 12/01/54	8,000	8,407,441
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/44	1,500	1,588,025
Series C, 5.00%, 12/01/46	1,415	1,453,500
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,362,084
		70,780,698
Puerto Rico — 2.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,274	1,174,086
Series A-1, Restructured, 5.00%, 07/01/58	1,805	1,715,285
Series A-2, Restructured, 4.78%, 07/01/58	214	195,543
Series A-2, Restructured, 4.33%, 07/01/40	573	537,339
Series B-1, Restructured, 4.75%, 07/01/53	937	852,206
Series B-1, Restructured, 5.00%, 07/01/58	14,927	14,185,076
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,156,104
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	8,715	2,793,879
		22,609,518
South Carolina — 4.4%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	7,215	7,621,653
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,290	1,181,097
Series A, 5.50%, 11/01/46	4,185	4,501,962
Series A, 5.50%, 11/01/48	2,995	3,217,064
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/43	3,000	2,636,735
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	6,455	6,599,080
Series B, 5.00%, 12/01/51	5,575	5,603,173
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,340	2,324,122
		33,684,886
South Dakota — 1.0%
South Dakota Housing Development Authority, Refunding RB, S/F Housing
Series A, (FHLMC, FNMA, GNMA), 4.70%, 05/01/50	3,410	3,350,068
Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/49	4,560	4,464,460
		7,814,528
Tennessee — 0.5%
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.50%, 07/01/41	1,875	1,995,435
Series B, AMT, 5.50%, 07/01/42	2,000	2,120,713
		4,116,148
Texas — 9.5%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,420	1,363,959
7.88%, 11/01/62	1,195	1,210,961
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.25%, 03/01/49	3,410	3,566,996
Series A, 4.00%, 03/01/44	5,590	5,133,025
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	$635	$ 593,339
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,295	1,296,427
Series B, AMT, 5.50%, 07/15/37	1,335	1,342,962
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	689,572
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	4,715	4,949,985
Series A, 4.13%, 03/01/51	2,000	1,773,552
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	695	742,414
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,665	1,506,347
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	1,320	1,233,892
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	8,075	7,338,771
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	2,500	2,233,424
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	300	310,550
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	5,000	4,550,940
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	5,810	3,437,777
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	1,385	1,074,996
Northwest Independent School District, GO, (PSF), 5.00%, 02/15/49	7,635	7,841,805
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	2,155	2,236,932
Port Authority of Houston of Harris County Texas, ARB
4.00%, 10/01/46	1,025	929,073
1st Lien, 5.00%, 10/01/48	2,195	2,267,559
Rockwall Independent School District, GO, (PSF), 4.00%, 02/15/49	2,500	2,238,134
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 07/01/53	960	847,882
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	710,842
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	5,560	5,808,434
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,610,679
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	2,540	2,292,280
		73,133,509
Utah — 2.3%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	480	467,144
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	3,475	3,516,082
Series A, AMT, 5.00%, 07/01/42	1,000	1,000,808
Series A, AMT, 5.00%, 07/01/43	3,490	3,492,228
Series A, AMT, 5.00%, 07/01/48	3,140	3,100,015
Security	Par (000)	Value
Utah (continued)
City of Salt Lake City Utah Airport Revenue, ARB (continued)
Series A, AMT, 5.25%, 07/01/48	$5,780	$ 5,824,401
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	190	179,329
		17,580,007
Virginia — 0.6%
Henrico County Economic Development Authority, RB, 11/01/48(b)(h)	2,180	2,185,254
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,679,442
		4,864,696
Washington — 0.6%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,316,561
Wisconsin — 1.4%
Public Finance Authority, RB(b)
Class A, 4.25%, 06/15/31	270	243,315
Class A, 5.00%, 06/15/41	895	746,987
Class A, 5.00%, 06/15/51	590	452,231
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	845	770,928
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	5,130	4,569,471
4.00%, 12/01/51	3,000	2,588,709
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,091,597
		10,463,238
Total Municipal Bonds — 123.4% (Cost: $938,468,631)		949,597,184
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.5%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,806,184
California — 2.8%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,289,807
State of California, Refunding GO, 5.00%, 04/01/45	10,500	10,799,996
		21,089,803
Florida — 3.2%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,212,468
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,509,719
		24,722,187
Illinois — 7.4%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB
Series A, 5.00%, 12/01/49(j)	7,155	7,259,428
Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,128,824

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	$20,000	$ 20,229,459
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	8,000	8,144,350
Series A, 5.00%, 01/01/46	10,470	10,797,255
		56,559,316
Nebraska — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,265,802
New Jersey — 1.1%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	8,220	8,713,503
New York — 10.2%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,219,220
5.00%, 03/15/43	10,000	10,497,577
5.00%, 03/15/44	8,280	8,641,587
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	12,040	12,833,218
Series D-1, 5.50%, 11/01/45	5,900	6,356,595
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	9,997,195
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,306,357
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Sustainability Bonds, 5.25%, 05/15/54	11,371	11,930,888
		78,782,637
Ohio — 2.0%
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,132,531
Pennsylvania — 1.8%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	13,550	13,539,495
Texas — 2.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	10,330	10,890,690
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,732,260
		20,622,950
Washington — 5.2%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	15,500	15,444,438
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	10,665	11,035,641
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	13,813,425
		40,293,504
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.1% (Cost: $300,549,168)		300,527,912
Total Long-Term Investments — 162.5% (Cost: $1,239,017,799)		1,250,125,096

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	20,425,073	$ 20,427,116
Total Short-Term Securities — 2.6% (Cost: $20,426,677)		20,427,116
Total Investments — 165.1% (Cost: $1,259,444,476)		1,270,552,212
Other Assets Less Liabilities — 1.4%		10,547,821
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2)%		(155,406,547)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.3)%		(356,174,706)
Net Assets Applicable to Common Shares — 100.0%		$ 769,518,780

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on December 1, 2032, is $4,953,844.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 10,785,305	$ 9,641,811 (a)	$ —	$ 422	$ (422)	$ 20,427,116	20,425,073	$ 338,436	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 949,597,184	$ —	$ 949,597,184
Municipal Bonds Transferred to Tender Option Bond Trusts	—	300,527,912	—	300,527,912
Short-Term Securities
Money Market Funds	20,427,116	—	—	20,427,116
	$20,427,116	$1,250,125,096	$—	$1,270,552,212
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(154,011,388)	$—	$(154,011,388)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)
	$—	$(510,411,388)	$—	$(510,411,388)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
Portfolio Abbreviation (continued)
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviation (continued)
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
Schedule of Investments